As filed with the Securities and Exchange Commission on May 26, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22335)

Evermore Funds Trust
 (Exact name of registrant as specified in charter)

89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
 (Address of principal executive offices) (Zip code)

Eric LeGoff
Evermore Funds Trust
89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
 (Name and address of agent for service)

(908) 378-2882
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 93.5%

Asset Management & Custody Banks - 12.3%
246,957	Aurelius SE (Germany)	$15,034,192
142,916	Eurazeo SA (France)	9,663,145
258,700	Voya Financial, Inc. (United States)[1]	7,701,499
193,058	Mutares AG (Germany)	3,328,170
847,400	WMIH Corp. (United States)*	1,982,916
		37,709,922
Automobiles - 3.1%
269,910	Exor SpA (Italy)	9,674,634

Casinos & Gaming - 2.0%
365,400	Universal Entertainment Corp. (Japan)	6,068,085

Construction & Engineering - 9.8%
105,555	Compagnie d’Enterprises CFE (Belgium)[1]	9,996,862
1,027,799	Fomento de Construcciones y Contratas (Spain)	8,867,414
50,133	Ackermans & van Haaren NV (Belgium)	7,110,841
1,336,144	Maire Tecnimont SpA (Italy)[2]	4,029,064
		30,004,181
Diversified Telecommunication Services - 7.8%
14,165,187	Telecom Italia SpA (Italy)[1]	15,280,433
1,102,337	AINMT AS (Norway)*[3]	8,792,372
		24,072,805
Education Services - 1.7%
8,621,060	K1 Ventures Ltd. (Singapore)*	5,084,945

Food & Staples Retailing - 1.5%
3,788,684	Sonae SGPS (Portugal)*	4,565,511

Food Products - 3.4%
677,629	Marine Harvest ASA (Norway)	10,441,188

General Merchandise Stores - 1.8%
278,157	Retail Holdings NV (Hong Kong)[3]	5,404,591

Health Care Providers & Services - 4.4%
510,876	Lifco AB (Sweden)*	13,718,593

Industrial Conglomerates - 11.6%
3,583,255	Bolloré SA (France)[1]	13,920,224
500,093	Hapag-Lloyd AG (Germany)*[2]	9,161,818
547,600	CK Hutchinson Holdings Ltd (Hong Kong)	7,108,525
259,600	ThyssenKrupp AG (Germany)	5,393,994
11,973	Bolloré SA (France)[1]	46,513
		35,631,074
Insurance - 8.0%
482,416	NN Group NV (Netherlands)*	15,784,837
546,229	Ambac Financial Group, Inc. (United States)*[1]	8,630,418
		24,415,255
IT Services - 3.4%
162,988	Fidelity National Information Services, Inc. (United States)[1]	10,318,770

Life Sciences Tools & Services - 4.7%
3,204,554	Enzo Biochem Inc. (United States)*[3]	14,580,721

Machinery - 4.8%
561,069	Manitowoc Foodservice Inc. (United States)*	8,270,157
1,967,096	Scorpio Bulkers Inc. (Monaco)*	6,452,075
		14,722,232

Media - 5.2%
752,600	Vivendi SA (France)	15,826,001

Oil, Gas & Consumable Fuels - 2.1%
347,000	Par Pacific Holdings Inc. (United States)*	6,509,720

Real Estate Management & Development - 1.3%
1,292,805	Selvaag Bolig AS (Norway)	3,952,768

Road & Rail - 2.8%
1,870,010	Nobina AB (Sweden)*	8,614,957

Specialty Chemicals - 1.8%
430,013	LSB Industries Inc. (United States)*	5,482,666

TOTAL COMMON STOCKS
(Cost $268,118,830)		286,798,619

PARTNERSHIPS & TRUSTS - 2.3%
Real Estate Investment Trusts - 2.3%
729,100	WP GLIMCHER Inc. (United States)[1]	6,919,159
21,555	Saltangen Property (Sweden)	264,849
TOTAL PARTNERSHIPS & TRUSTS
(Cost $9,760,324)		7,184,008

WARRANTS - 1.0%
Insurance - 1.0%
437,062	Ambac Financial Group, Inc., Expiration: April, 2023, Exercise Price $16.67 (United States)*	3,015,728

TOTAL WARRANTS
(Cost $4,638,583)		3,015,728

Contracts
CALL OPTIONS PURCHASED - 0.3%
Hedges - 0.3%
585	SPDR Gold Shares, Expiration: June, 2016, Strike Price $120.00 (United States)[4]	179,887
1,650	CurrencyShares Swiss Franc Trust, Expiration: June, 2016, Strike Price $102.00 (United States)[4]	165,000
570	iShares 20+ Year Treasury Bond ETF, Expiration: June, 2016, Strike Price $131.00 (United States)[4]	149,340
2,970	United States Natural Gas Fund LP, Expiration: July, 2016, Strike Price $8.00 (United States)[4]	68,310
1,010	CurrencyShares Japanese Yen Trust, Expiration: June, 2016, Strike Price $89.00 (United States)[4]	68,175
340	CurrencyShares Japanese Yen Trust, Expiration: September, 2016, Strike Price $88.00 (United States)[4]	54,400
250	CurrencyShares British Pound Sterling Trust, Expiration: June, 2016, Strike Price $143.00 (United States)[4]	41,250
325	iShares TIPS Bond ETF, Expiration: June, 2016, Strike Price $114.00 (United States)[4]	39,813
125	CurrencyShares British Pound Sterling Trust, Expiration: July, 2016, Strike Price $143.00 (United States)[4]	38,750
5,100	iShares 1-3 Year Treasury Bond ETF, Expiration: June, 2016, Strike Price $86.00 (United States)[4]	38,250
475	iShares TIPS Bond ETF, Expiration: June, 2016, Strike Price $115.00 (United States)[4]	35,625
TOTAL CALL OPTIONS PURCHASED
(Cost $1,095,106)		878,800

PUT OPTIONS PURCHASED - 0.1%
Hedges - 0.1%
3,600	CurrencyShares Euro Trust, Expiration: June, 2016, Strike Price $105.00 (United States)[4]	118,800
450	iShares Russell 2000 ETF, Expiration: May, 2016, Strike Price $104.00 (United States)[4]	45,000
300	SPDR S&P500 ETF Trust, Expiration: May, 2016, Strike Price $196.00 (United States)[4]	45,000
160	SPDR S&P500 ETF Trust, Expiration: June, 2016, Strike Price $192.00 (United States)[4]	41,360
210	iShares Russell 2000 ETF, Expiration: June, 2016, Strike Price $102.00 (United States)[4]	33,495
1,550	CurrencyShares Euro Trust, Expiration: June, 2016, Strike Price $103.00 (United States)[4]	27,900
230	iShares Russell 2000 ETF, Expiration: May, 2016, Strike Price $102.00 (United States)[4]	17,020
200	iShares iBoxx $ Investment Grade Corporate Bond ETF, Expiration: June, 2016, Strike Price $112.00 (United States)[4]	6,500
TOTAL PUT OPTIONS PURCHASED
(Cost $921,491)		335,075

Shares
SHORT-TERM INVESTMENT - 4.5%
Money Market Fund - 4.5%
13,715,524	Invesco Liquid Assets Portfolio-Institutional Class, 0.46%[5]	13,715,524
TOTAL SHORT-TERM INVESTMENT
(Cost $13,715,524)		13,715,524

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.3%
Money Market Fund - 1.3%
3,979,968	Dreyfus Government Cash Management-Investor Class, 0.19%[5]	3,979,968
TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL
(Cost $3,979,968)		3,979,968

TOTAL INVESTMENTS IN SECURITIES - 103.0%
(Cost $302,229,826)		315,907,722
Liabilities in Excess of Other Assets - (3.0)%		(9,182,309)
TOTAL NET ASSETS - 100.0%		$306,725,413

*	Non-income producing security.
[1]
All or a portion of this security was segregated as collateral for forward currency contracts and the securities sold but not yet purchased.  Forward currency contracts and securities sold but not yet purchased are collateralized with fully paid securities and cash with a value of $14,712,247.

[2]	All or portion of this security is on loan.
[3]	Affiliated company as defined by the Investment Company Act of 1940.
[4]	100 shares per contract.
[5]	Seven-day yield as of March 31, 2016

SCHEDULE OF SECURITIES SOLD BUT NOT YET PURCHASED at March 31, 2016 (Unaudited)

Shares		Value
SECURITIES SOLD BUT NOT YET PURCHASED
COMMON STOCKS - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
49,000	Statoil ASA (Norway)	$771,593

TOTAL SECURITIES SOLD BUT NOT YET PURCHASED
(Proceeds $901,872)		$771,593

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

COUNTRY ALLOCATION at March 31, 2016 (Unaudited)
Country	Long Exposure	Short Exposure^	Net Exposure
United States	30.1%	-	30.1%
France	12.9%	-	12.9%
Germany	10.7%	-	10.7%
Italy	9.4%	-	9.4%
Norway	7.6%	0.3%	7.3%
Sweden	7.4%	-	7.4%
Belgium	5.6%	-	5.6%
Netherlands	5.1%	-	5.1%
Hong Kong	4.1%	-	4.1%
Spain	2.9%	-	2.9%
Monaco	2.1%	-	2.1%
Japan	2.0%	-	2.0%
Singapore	1.6%	-	1.6%
Portugal	1.5%	-	1.5%
Total	103.0%	0.3%	102.7%
^Security sold but not yet purchased.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows:

Cost of investments			$304,303,912
Gross unrealized appreciation			38,299,997
Gross unrealized depreciation			(26,696,187)
Net unrealized appreciation			$11,603,810

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Evermore Global Value Fund
Summary of Fair Value Exposure at March 31, 2016 (Unaudited)

The Evermore Global Value Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three Levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.  These types of assets generally included in this category are equities listed in active markets.

• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.  The types of assets generally included in this category are bonds and financial instruments classified as derivatives.

• Level 3— Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or required significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment excercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
Asset Management & Custody Banks	$37,709,922	$–	$–	$37,709,922
Automobiles	9,674,634	–	–	9,674,634
Casinos & Gaming	6,068,085	–	–	6,068,085
Construction & Engineering	30,004,181	–	–	30,004,181
Diversified Telecommunication Services	15,280,433	8,792,372	–	24,072,805
Education Services	5,084,945	–	–	5,084,945
Food & Staples Retailing	4,565,511	–	–	4,565,511
Food Products	10,441,188	–	–	10,441,188
General Merchandise Stores	5,404,591	–	–	5,404,591
Health Care Providers & Services	13,718,593	–	–	13,718,593
Industrial Conglomerates	35,631,074	–	–	35,631,074
Insurance	24,415,255	–	–	24,415,255
IT Services	10,318,770	–	–	10,318,770
Life Science Tools & Services	14,580,721	–	–	14,580,721
Machinery	14,722,232	–	–	14,722,232
Media	15,826,001	–	–	15,826,001
Oil, Gas & Consumable Fuels	6,509,720	–	–	6,509,720
Real Estate Management & Development	3,952,768	–	–	3,952,768
Road & Rail	8,614,957	–	–	8,614,957
Specialty Chemicals	5,482,666	–	–	5,482,666
Total Common Stocks	$278,006,247	$8,792,372	$–	$286,798,619
Partnerships & Trusts	7,184,008	–	–	7,184,008
Warrants	3,015,728	–	–	3,015,728
Call Options Purchased	–	878,800	–	878,800
Put Options Purchased	–	335,075	–	335,075
Short-Term Investments	13,715,524	–	–	13,715,524
Investments Purchased as Securities Lending Collateral	3,979,968	–	–	3,979,968
Total Investments in Securities	$27,895,228	$1,213,875	$–	$315,907,722

Forward Foreign Currency Contracts#
Unrealized appreciation	–	15,044	–	15,044
Unrealized depreciation	–	(6,794,384)	–	(6,794,384)
Total Investments in Other Financial Instruments	$–	$(6,779,340)	$–	$(6,779,340)
Securities Sold But Not Yet Purchased - Common Stocks	$771,593	$–	$–	$771,593

# Other Financial Instruments are derivative instruments (forward currency contracts), which are valued at the unrealized appreciation (depreciation) on the investments.

Transfers between levels are determined as of the end of the reporting period. There were no Level 3 securities held by the Fund during the three months ended March 31, 2016. It is the Fund’s policy to recognize transfers at the value as of the beginning of the period. Below are the transfers between Levels 1 and 2 during the reporting period from January 1, 2016 to March 31, 2016.

Transfers into Level 1	$55,911
Transfers out of Level 1	-
Net transfers in and/or out of Level 1	$55,911

Transfers into Level 2	$-
Transfers out of Level 2	(55,911)
Net transfers in and/or out of Level 2	$(55,911)

At the close of business December 31, 2015, certain of the Fund’s foreign securities that are traded on foreign exchanges were “fair valued” using prices provided by
Interactive Data’s Fair Value Information Services (“FVIS”), however, at the close of business March 31, 2016 these foreign securities were not “fair valued.”
As a result, these securities were transferred from Level 2 to Level 1.

FORWARD FOREIGN CURRENCY CONTRACTS at March 31, 2016 (Unaudited)
As of March 31, 2016, the Fund had the following forward foreign currency contracts outstanding:

Currency to be	Amount of Currency	Settlement	Currency to be	Amount of Currency		Net Unrealized Appreciation
Received	to be Received	Date	Delivered	to be Delivered	Fair Value	(Depreciation)
USD	143,445,900	6/13/2016	EUR	130,000,000	$148,273,864	$(4,827,964)	(a)
USD	6,234,858	6/13/2016	JPY	700,000,000	6,233,520	1,338	(a)
USD	21,398,320	6/13/2016	NOK	183,000,000	22,107,157	(708,837)	(b)
USD	24,321,926	6/13/2016	SEK	206,000,000	25,445,172	(1,123,246)	(b)
USD	4,856,492	6/13/2016	SGD	6,730,000	4,990,829	(134,337)	(a)
SEK	17,000,000	6/13/2016	USD	2,086,138	2,099,844	13,706	(b)
Net Value of Outstanding Forward Foreign Currency Contracts					$209,150,386	$(6,779,340)

EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollars

(a) Counterparty: forward foreign currency contracts outstanding with Bank of New York Mellon.
(b) Counterparty: forward foreign currency contracts outstanding with Morgan Stanley.

Item 2. Controls and Procedures.
(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Evermore    Evermore Funds Trust

By (Signature and Title)*      /s/ Eric LeGoff
Eric LeGoff, Chief Executive Officer

Date               May 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Eric LeGoff
Eric LeGoff, Chief Executive Officer

Date               May 16, 2016

By (Signature and Title)*       /s/ Bartholomew Tesoriero
 Bartholomew Tesoriero, Chief Financial Officer

Date               May 16, 2016

* Print the name and title of each signing officer under his or her signature.